Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012
Goodwill and Other Intangible Assets
Goodwill	$ 75,521	$ 75,521	$ 75,521
Other intangible assets	$ 9,577	$ 9,577	$ 9,577
Income Taxes
Period following the year during which qualification is lost for which the entity will not be permitted to qualify for treatment as a REIT for federal income tax purposes	4 years
Minimum
Real Estate Investments
Useful lives	1 year
Maximum
Real Estate Investments
Useful lives	41 years
Land improvements | Minimum
Property and Equipment used in operations
Useful lives	5 years
Land improvements | Maximum
Property and Equipment used in operations
Useful lives	15 years
Building and improvements | Minimum
Real Estate Investments
Useful lives	8 years
Property and Equipment used in operations
Useful lives	5 years
Building and improvements | Maximum
Real Estate Investments
Useful lives	41 years
Property and Equipment used in operations
Useful lives	40 years
Furniture, fixtures, and equipment | Minimum
Property and Equipment used in operations
Useful lives	3 years
Furniture, fixtures, and equipment | Maximum
Property and Equipment used in operations
Useful lives	31 years